UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

BearlyBullish Fund
Investor Class (BRBLX)

SEMI-ANNUAL REPORT
September 30, 2016

BearlyBullish Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Supplemental Information	14
Expense Example	16

This report and the financial statements contained herein are provided for the general information of the shareholders of the BearlyBullish Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.bearlybullish.com

BearlyBullish Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.6%
	BASIC MATERIALS – 1.9%
88,183	Cliffs Natural Resources, Inc.*	$515,870

	COMMUNICATIONS – 6.0%
848	Alphabet Inc. - Class A*	681,843
1,162	Amazon.com, Inc.*	972,954
		1,654,797
	CONSUMER, CYCLICAL – 11.6%
13,303	Leggett & Platt, Inc.	606,351
3,387	Mohawk Industries, Inc.*	678,551
14,874	Newell Rubbermaid, Inc.	783,265
7,604	Polaris Industries, Inc.	588,854
9,605	VF Corp.	538,360
		3,195,381
	CONSUMER, NON-CYCLICAL – 15.0%
5,560	Celgene Corp.*	581,187
8,074	Edgewell Personal Care Co.*	642,044
6,429	Edwards Lifesciences Corp.*	775,080
6,807	Estee Lauder Cos., Inc. - Class A	602,828
9,186	Post Holdings, Inc.*	708,884
9,862	Quintiles Transnational Holdings, Inc.*	799,414
		4,109,437
	ENERGY – 16.7%
6,593	Chevron Corp.	678,551
5,623	Core Laboratories N.V.[1]	631,632
8,553	EOG Resources, Inc.	827,161
19,234	Newfield Exploration Co.*	835,910
5,000	Pioneer Natural Resources Co.	928,250
8,735	Schlumberger Ltd.[1]	686,920
		4,588,424
	FINANCIAL – 21.9%
8,680	Aflac, Inc.	623,832
46,437	Bank of America Corp.	726,739
11,047	Cullen/Frost Bankers, Inc.	794,721
17,192	Interactive Brokers Group, Inc. - Class A	606,362
10,593	JPMorgan Chase & Co.	705,388
6,963	MasterCard, Inc. - Class A	708,624
22,596	Synchrony Financial	632,688
5,561	Travelers Cos., Inc.	637,013
12,737	Wells Fargo & Co.	563,994
		5,999,361

BearlyBullish Fund
SCHEDULE OF INVESTMENTS – Continued
As of September 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL – 10.1%
10,924	Amphenol Corp. - Class A	$709,186
11,643	Fortune Brands Home & Security, Inc.	676,458
5,726	Honeywell International, Inc.	667,595
4,090	Martin Marietta Materials, Inc.	732,560
		2,785,799
	TECHNOLOGY – 9.4%
100,000	Advanced Micro Devices, Inc.*	691,000
6,057	Apple, Inc.	684,744
6,315	Fiserv, Inc.*	628,153
8,091	salesforce.com, Inc.*	577,131
		2,581,028
	TOTAL COMMON STOCKS (Cost $21,008,570)	25,430,097

	SHORT-TERM INVESTMENTS – 7.5%

2,051,463	Fidelity Institutional Money Market Funds – Government Portfolio, 0.32%[2]	2,051,463

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,051,463)	2,051,463

	TOTAL INVESTMENTS – 100.1% (Cost $23,060,033)	27,481,560
	Liabilities in Excess of Other Assets – (0.1)%	(26,517)

	TOTAL NET ASSETS – 100.0%	$27,455,043

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

BearlyBullish Fund
SUMMARY OF INVESTMENTS
As of September 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	21.9%
Energy	16.7%
Consumer, Non-cyclical	15.0%
Consumer, Cyclical	11.6%
Industrial	10.1%
Technology	9.4%
Communications	6.0%
Basic Materials	1.9%
Total Common Stocks	92.6%
Short-Term Investments	7.5%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

BearlyBullish Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $23,060,033)	$27,481,560
Receivables:
Dividends and interest	12,743
Prepaid expenses	5,391
Total assets	27,499,694

Liabilities:
Payables:
Advisory fees	10,119
Distribution fees (Note 7)	5,649
Auditing fees	8,787
Fund administration fees	4,321
Fund accounting fees	5,185
Transfer agent fees and expenses	3,758
Chief Compliance Officer fees	2,344
Custody fees	1,510
Trustees' fees and expenses	597
Accrued other expenses	2,381
Total liabilities	44,651

Net Assets	$27,455,043

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$24,755,701
Accumulated net investment loss	(31,005)
Accumulated net realized loss on investments	(1,691,180)
Net unrealized appreciation on investments	4,421,527
Net Assets	$27,455,043

Investor Class:
Shares of beneficial interest issued and outstanding	2,098,174
Net asset value per share	$13.09

See accompanying Notes to Financial Statements.

BearlyBullish Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2016 (Unaudited)

Investment Income:
Dividends	$173,068
Interest	1,937
Total investment income	175,005

Expenses:
Advisory fees	138,262
Distribution fees (Note 7)	34,565
Fund administration fees	18,538
Fund accounting fees	18,121
Transfer agent fees and expenses	15,591
Registration fees	14,993
Auditing fees	8,874
Legal fees	9,224
Chief Compliance Officer fees	6,268
Custody fees	5,558
Shareholder reporting fees	4,411
Trustees' fees and expenses	3,761
Miscellaneous	1,607
Insurance fees	622

Total expenses	280,395
Advisory fees waived	(74,385)
Net expenses	206,010
Net investment loss	(31,005)

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(16,155)
Net change in unrealized appreciation/depreciation on investments	1,876,743
Net realized and unrealized gain on investments	1,860,588

Net Increase in Net Assets from operations	$1,829,583

See accompanying Notes to Financial Statements.

BearlyBullish Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2016 (Unaudited)	For the Year Ended March 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(31,005)	$(32,428)
Net realized loss on investments	(16,155)	(742,533)
Net change in unrealized appreciation/depreciation on investments	1,876,743	(2,695,866)
Net increase (decrease) in net assets resulting from operations	1,829,583	(3,470,827)

Distributions to Shareholders:
From net realized gains	-	(2,692,306)
Total distributions to shareholders	-	(2,692,306)

Capital Transactions:
Investor Class:
Net proceeds from shares sold	919,108	3,792,890
Reinvestment of distributions	-	2,692,306
Cost of shares redeemed[1]	(2,186,795)	(4,972,081)
Net increase (decrease) in net assets from capital transactions	(1,267,687)	1,513,115

Total increase (decrease) in net assets	561,896	(4,650,018)

Net Assets:
Beginning of period	26,893,147	31,543,165
End of period	$27,455,043	$26,893,147

Accumulated net investment loss	$(31,005)	$-

Capital Share Transactions:
Shares sold	72,948	271,807
Shares reinvested	-	204,272
Shares redeemed	(171,038)	(367,144)
Net increase (decrease) from capital share transactions	(98,090)	108,935

[1]	Net of redemption fee proceeds of $443 and $622, respectively.

See accompanying Notes to Financial Statements.

BearlyBullish Fund
FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2016 (Unaudited)		For the Year Ended March 31, 2016		For the Year Ended March 31, 2015		For the Year Ended March 31, 2014		For the Year Ended March 31, 2013	For the Period June 15, 2011* through March 31, 2012
Net asset value, beginning of period	$12.24		$15.11		$15.52		$12.81		$11.10	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)		(0.02)		(0.03)		(0.07)		(0.02)	-	[2]
Net realized and unrealized
gain (loss) on investments	0.86		(1.55)		0.73		3.23		1.74	1.10
Total from investment operations	0.85		(1.57)		0.70		3.16		1.72	1.10

Less Distributions:
From net investment income	-		-		-		-		(0.01)	-	[2]
From net realized gain	-		(1.30)		(1.11)		(0.45)		-	-
Total distributions	-		(1.30)		(1.11)		(0.45)		(0.01)	-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	-	[2]

Net asset value, end of period	$13.09		$12.24		$15.11		$15.52		$12.81	$11.10

Total return[3]	6.94%	[4]	(11.00)%		4.72%		24.80%		15.46%	11.05%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,455		$26,893		$31,543		$27,971		$18,918	$13,530

Ratio of expenses to average net assets:
Before fees waived	2.03%	[5]	1.92%		1.91%		2.09%		2.63%	3.25%	[5]
After fees waived	1.49%	[5]	1.49%		1.49%		1.49%		1.49%	1.49%	[5]
Ratio of net investment loss to average net assets:
Before fees waived	(0.76)%	[5]	(0.54)%		(0.65)%		(1.09)%		(1.35)%	(1.82)%	[5]
After fees waived	(0.22)%	[5]	(0.11)%		(0.22)%		(0.49)%		(0.21)%	(0.06)%	[5]

Portfolio turnover rate	40%	[4]	91%		89%		51%		74%	151%	[4]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Unaudited)

Note 1 – Organization
BearlyBullish Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve long-term capital appreciation. The Fund is authorized to issue two classes of shares: Investor Class and Institutional Class. The Fund’s Investor Class commenced investment operations on June 15, 2011. As of March 31, 2016, the Fund’s Institutional Class is not available for investment.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946
“Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2016 (Unaudited)

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended March 31, 2013-2016 and as of and during the six months ended September 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Alpha Capital Management (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund’s Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.49% of the average daily net assets for the Investor Class shares. This agreement is in effect until July 31, 2017, and it may be terminated before that date only by the Trust’s Board of Trustees.

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2016 (Unaudited)

For the six months ended September 30, 2016, the Advisor waived fees totaling $74,395. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. At September 30, 2016, the amount of potentially recoverable expenses was $463,711. The Advisor may recapture all or a portion of this no later than March 31, of the years stated below:

2017	$139,233
2018	122,193
2019	127,890
2020	74,395
Total	$463,711

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended September 30, 2016, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At September 30, 2016, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$23,512,671

Gross unrealized appreciation	$4,770,599
Gross unrealized depreciation	(801,710)

Net unrealized appreciation on investments	$3,968,889

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2016, the components of accumulated earnings on a tax basis were as follows:

Accumulated capital and other losses	$(1,222,387)
Net unrealized appreciation on investments	2,092,146
Total accumulated earnings	$869,759

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2016 (Unaudited)

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund's next taxable year. As of March 31, 2016, the Fund had $1,222,387 of Post-October capital losses.

The tax character of distributions paid during the fiscal years ended March 31, 2016 and March 31, 2015, were as follows:

Distributions paid from:	2016	2015
Ordinary income	$220,465	$137,959
Net long-term capital gains	2,471,841	1,931,051
Total distributions paid	$2,692,306	$2,069,010

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended September 30, 2016 and the year ended March 31, 2016, the Fund received $443 and $662, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended September 30, 2016, purchases and sales of investments, excluding short-term investments, were $10,393,823 and $13,680,771, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares. The Institutional Class does not pay any distribution fees.

For the six months ended September 30, 2016, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2016, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$25,430,097	$-	$-	$25,430,097
Short-Term Investments	2,051,463	-	-	2,051,463
Total Investments	$27,481,560	$-	$-	$27,481,560

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers between levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

BearlyBullish Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2016 (Unaudited)

Note 10 – Recently Issued Accounting Pronouncements
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

On October 5, 2016, the Board of Trustees has approved a Plan of Liquidation for the BearlyBullish Fund (the “Fund”), which authorized the termination, liquidation and dissolution of the Fund. In order to perform such liquidation, effective immediately the Fund is closed to all new investment.

The Fund will be liquidated on or about November 4, 2016 (the “Liquidation Date”), and shareholders may redeem their shares until the Liquidation Date. On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to its remaining shareholders equal to each shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

BearlyBullish Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on September 20-22, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Alpha Capital Management (the “Investment Advisor”) with respect to the BearlyBullish Fund series of the Trust (the “Fund”) for an additional three-month period until December 31, 2016. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of the Fund with returns of the S&P 500 Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Large Blend fund universe (the “Fund Universe”) and Large Growth fund universe for the one-, three-, and five-year periods ended June 30, 2016; and reports comparing the investment advisory fees and total expenses of the Fund with those of the Peer Group and the Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
With respect to the performance results of the Fund, the meeting materials indicated that the total return of the Fund for the one-year period was below the return of the S&P 500 Index by 14.22%, and below the median returns of the Fund Universe and Peer Group by 10.16% and 5.71%, respectively. The Fund’s annualized total return for the three-year period was below the return of the S&P 500 Index, the median return of the Fund Universe, and the median return of the Peer Group by 6.51%, 4.12%, and 3.00%, respectively. The Fund’s annualized total return for the five-year period was below the return of the S&P 500 Index and the median returns of the Fund Universe and Peer Group by 3.99%, 1.49%, and 0.69%, respectively. However, in 2012 and 2013, the Fund’s total return exceeded the return of the S&P 500 Index and was in the top quartile of funds in the Fund Universe. In reviewing the Fund’s recent underperformance, the Trustees considered the Investment Advisor’s explanation that it had overweighted investments in financials, energy and other early cycle sectors in an effort to increase performance, but that those investments had been negatively affected by weakness in energy prices and low interest rates.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were sufficient for short-term renewal of the Advisory Agreement until December 31, 2016. However, the Board also requested that the Investment Advisor consider various options with respect to the Fund, including liquidation, and make a recommendation to the Board in that regard prior to December 31, 2016.

BearlyBullish Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio
With respect to the advisory fees and expenses paid by the Fund, the meeting materials indicated that the investment advisory fee (gross of fee waivers) was above the Peer Group and Fund Universe medians by 0.13% and 0.29%, respectively. The Trustees noted that the Fund’s advisory fee is the same as the average annual advisory fee that the Investment Advisor charges its institutional clients for separately managed accounts with similar objectives and policies as the Fund. At the request of the Trustees, the Investment Advisor agreed to an immediate voluntary 0.10% reduction in the Fund’s annual advisory fee, to remain in place until the Trust and the Investment Advisor mutually agree to restore the fee to its original level.

The meeting materials also indicated that the annual total expenses paid by the Fund (net of fee waivers) were above the Peer Group and Fund Universe medians by 0.07% and 0.34%, respectively. The Trustees noted, however, that the average net assets of the Fund were significantly lower than the average net assets of funds in the Fund Universe. The Trustees concluded that if the Fund were to continue operations after December 31, 2016, they would recommend a decrease in the Fund’s annual contractual expense limitation by 0.20%.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement, as adjusted at the meeting, was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended June 30, 2016, noting that the Investment Advisor had waived a significant portion of its advisory fee and had not realized a profit. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund (other than its receipt of investment advisory fees), including research received from broker-dealers providing execution services to the Fund, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement for a three-month period, to permit further consideration of the Fund’s advisory arrangements, was in the best interests of the Fund and its shareholders and, accordingly, approved such renewal of the Advisory Agreement.

Subsequent to the meeting, the Board of Trustees of the Trust approved a Plan of Liquidation for the Fund which authorizes the termination, liquidation and dissolution of the Fund. The Fund will be liquidated on or about November 4, 2016.

BearlyBullish Fund
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2016 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		4/1/16	9/30/16	4/1/16 – 9/30/16
Investor Class	Actual Performance	$ 1,000.00	$ 1,069.40	$ 7.73
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.60	7.53

*
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

BearlyBullish Fund
A series of Investment Managers Series Trust

Investment Advisor
Alpha Capital Management
5407 Parkcrest Dr., 2nd Floor
Austin, Texas 78731

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
BearlyBullish Fund – Investor Class	BRBLX	461418493

Privacy Principles of the BearlyBullish Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the BearlyBullish Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 337-3707, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 337-3707, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (877) 337-3707. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

BearlyBullish Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (877) 337-3707

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	12/09/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	12/09/16

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/09/16